TRADE AND OTHER RECEIVABLES - By debtor (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade receivables	Rp 10,667	Rp 8,634
Third parties
Trade and other receivables
Trade receivables	8,310	6,625
Related parties
Trade and other receivables
Trade receivables	2,357	2,009
Gross or Cost
Trade and other receivables
Trade receivables	18,173	16,202
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	14,540	12,826
Gross or Cost | Third parties | Individual and business subscribers
Trade and other receivables
Trade receivables	12,999	11,842
Gross or Cost | Third parties | Overseas international carriers
Trade and other receivables
Trade receivables	1,541	984
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	3,633	3,376
Gross or Cost | State-owned enterprises
Trade and other receivables
Trade receivables	1,914	1,985
Gross or Cost | Government agencies
Trade and other receivables
Trade receivables	587	675
Gross or Cost | Indonusa
Trade and other receivables
Trade receivables	386	385
Gross or Cost | Indosat
Trade and other receivables
Trade receivables	303	175
Gross or Cost | Others related entities
Trade and other receivables
Trade receivables	443	156
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,506)	(7,568)	Rp (7,802)
Allowance for expected credit losses | Third parties
Trade and other receivables
Trade receivables	(6,230)	(6,201)
Allowance for expected credit losses | Related parties
Trade and other receivables
Trade receivables	Rp (1,276)	Rp (1,367)